Income taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Net deferred income tax liabilities	$ 781,899	$ 815,259
Deferred income tax assets	131,532	95,077
Deferred income tax liabilities	913,431	910,336
Unrecognized tax benefits	$ 30,700	$ 30,100
Local statutory tax rate	12.50%	12.50%	12.50%
Valuation allowance on tax assets	$ 79,393	$ 74,361	$ 92,298
Ireland
Income Tax Disclosure [Line Items]
Net deferred income tax liabilities	$ 812,372	$ 854,259
Local statutory tax rate	12.50%	12.50%	12.50%
Valuation allowance on tax assets	$ 7,536	$ 5,654
United States
Income Tax Disclosure [Line Items]
Local statutory tax rate	21.00%	21.00%	22.00%
Valuation allowance on tax assets	$ 50,805	$ 38,720
The Netherlands
Income Tax Disclosure [Line Items]
Local statutory tax rate	25.00%	25.00%	25.00%
Valuation allowance on tax assets	$ 4,278	$ 16,025
Tax credit carry back period	1 year
Tax credit carry forward period	6 years